Deconsolidation and Discontinued Operations (Details Textual)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Proceeds from Divestiture of Businesses	$ 239,427		$ 0	$ 0
Gain (Loss) on Disposition of Assets	$ (422,565)
Funds [Member]
Proceeds from Divestiture of Businesses | CAD		CAD 263,968
Non-Interest Bearing Promissory Notes [Member]
Proceeds from Divestiture of Businesses | CAD		CAD 831,031
Chinese World Net.com Ltd [Member]
Noncontrolling Interest, Ownership Percentage By Parent	23.80%	23.80%
CWN China and CWN Weihei [Member]
Noncontrolling Interest, Ownership Percentage By Parent	85.00%	85.00%